Insurance Contracts - CSM and Insurance Revenue by Transition Method (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance revenue	$ 1,470	$ 2,704
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	146,914	135,485
Loss recoveries at initial recognition of onerous underlying contracts	110	119
Contracts initially recognized in the year	110	119
Insurance finance (income) expenses from insurance contracts issued	6,787	5,139
Insurance contracts liability (asset) at end of period	155,575	146,914
Loss recoveries at initial recognition of onerous underlying contracts	110	119
Contracts initially recognized in the year	110	119
Insurance finance (income) expenses from insurance contracts issued	6,787	5,139
Insurance revenue	(1,124)	5,520
Insurance | Contracts held at transition measured using the fair value approach
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	9,483	9,701
CSM recognized for services provided	(905)	(906)
Changes in estimates that adjust CSM	1,424	506
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	(107)	(147)
Foreign currency translation	(235)	329
Insurance contracts liability (asset) at end of period	9,660	9,483
CSM recognized for services provided	(905)	(906)
Changes in estimates that adjust CSM	1,424	506
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	(107)	(147)
Foreign currency translation	(235)	329
Insurance revenue	5,568	5,765
Insurance | All other contracts
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	3,545	2,144
CSM recognized for services provided	(330)	(211)
Changes in estimates that adjust CSM	(323)	(32)
Contracts initially recognized in the year	1,675	1,448
Insurance finance (income) expenses from insurance contracts issued	61	50
Foreign currency translation	(122)	146
Insurance contracts liability (asset) at end of period	4,506	3,545
CSM recognized for services provided	(330)	(211)
Changes in estimates that adjust CSM	(323)	(32)
Contracts initially recognized in the year	1,675	1,448
Insurance finance (income) expenses from insurance contracts issued	61	50
Foreign currency translation	(122)	146
Insurance revenue	18,414	16,872
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	(4,493)	(4,171)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	69	51
Insurance contracts liability (asset) at end of period	(4,089)	(4,493)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	69	51
Insurance revenue	(232)	504
Reinsurance contracts held | Contracts held at transition measured using the fair value approach
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	(223)	146
CSM recognized for services provided	18	7
Changes in estimates that adjust CSM	(27)	(344)
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(13)	(39)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	(4)	0
Foreign currency translation	(8)	7
Insurance contracts liability (asset) at end of period	(257)	(223)
CSM recognized for services provided	18	7
Changes in estimates that adjust CSM	(27)	(344)
Loss recoveries at initial recognition of onerous underlying contracts	0	0
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	(13)	(39)
Contracts initially recognized in the year	0	0
Insurance finance (income) expenses from insurance contracts issued	(4)	0
Foreign currency translation	(8)	7
Reinsurance contracts held | All other contracts
Disclosure of reconciliation of changes in insurance contracts by components [abstract]
Insurance contracts liability (asset) at beginning of period	(115)	(87)
CSM recognized for services provided	10	11
Changes in estimates that adjust CSM	11	(198)
Loss recoveries at initial recognition of onerous underlying contracts	55	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	2	(13)
Contracts initially recognized in the year	(26)	123
Insurance finance (income) expenses from insurance contracts issued	(5)	(1)
Foreign currency translation	(1)	6
Insurance contracts liability (asset) at end of period	(69)	(115)
CSM recognized for services provided	10	11
Changes in estimates that adjust CSM	11	(198)
Loss recoveries at initial recognition of onerous underlying contracts	55	44
Changes in estimates that relate to losses and reversals of losses on groups of underlying contracts	2	(13)
Contracts initially recognized in the year	(26)	123
Insurance finance (income) expenses from insurance contracts issued	(5)	(1)
Foreign currency translation	$ (1)	$ 6